Condensed consolidating financial statements	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed consolidating financial statements
Condensed consolidating financial statements
The Senior Notes are guaranteed by our domestic subsidiaries which are 100% owned, directly or indirectly, by the Company. The guarantees are full and unconditional, joint and several and on an unsecured basis.

Condensed consolidating statements of operations and comprehensive income (loss)

	December 31, 2015
	FET (Parent)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
			(in thousands)
Net sales	$—	$810,890	$369,186	$(106,424)	$1,073,652
Cost of sales	—	646,076	269,900	(105,001)	810,975
Gross profit	—	164,814	99,286	(1,423)	262,677
Operating expenses
Selling, general and administrative expenses	—	201,904	63,002	—	264,906
Goodwill and intangible assets impairment	—	57,392	67,700	—	125,092
Transaction expenses	—	480	—	—	480
(Gain) loss on sale of assets	—	943	(197)	—	746
Total operating expenses	—	260,719	130,505	—	391,224
Earnings from equity investment	—	14,824	—	—	14,824
Equity earnings from affiliate, net of tax	(99,908)	(28,419)	—	128,327	—
Operating income (loss)	(99,908)	(109,500)	(31,219)	126,904	(113,723)
Other expense (income)
Interest expense	29,914	10	21	—	29,945
Foreign exchange (gains) losses and other, net	—	(479)	(8,866)	—	(9,345)
Total other expense (income)	29,914	(469)	(8,845)	—	20,600
Income (loss) before income taxes	(129,822)	(109,031)	(22,374)	126,904	(134,323)
Provision for income tax expense (benefit)	(10,469)	(9,123)	4,653	—	(14,939)
Net income (loss)	(119,353)	(99,908)	(27,027)	126,904	(119,384)
Less: Loss attributable to noncontrolling interest	—	—	(31)	—	(31)
Net income (loss) attributable to common stockholders	(119,353)	(99,908)	(26,996)	126,904	(119,353)

Other comprehensive income (loss), net of tax:
Net income (loss)	(119,353)	(99,908)	(27,027)	126,904	(119,384)
Change in foreign currency translation, net of tax of $0	(45,270)	(45,270)	(45,270)	90,540	(45,270)
Change in pension liability	46	46	46	(92)	46
Comprehensive income (loss)	(164,577)	(145,132)	(72,251)	217,352	(164,608)
Less: comprehensive (income) loss attributable to noncontrolling interests	—	—	168	—	168
Comprehensive income (loss) attributable to common stockholders	$(164,577)	$(145,132)	$(72,083)	$217,352	$(164,440)

Condensed consolidating statements of operations and comprehensive income

	December 31, 2014
	FET (Parent)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
			(in thousands)
Net sales	$—	$1,266,376	$637,205	$(163,864)	$1,739,717
Cost of sales	—	887,428	453,785	(160,948)	1,180,265
Gross profit	—	378,948	183,420	(2,916)	559,452
Operating expenses
Selling, general and administrative expenses	—	244,577	68,244	—	312,821
Other operating expense (income)	—	3,564	193	—	3,757
Total operating expenses	—	248,141	68,437	—	316,578
Earnings from equity investment	—	25,164	—	—	25,164
Equity earnings from affiliate, net of tax	193,724	90,067	—	(283,791)	—
Operating income	193,724	246,038	114,983	(286,707)	268,038
Other expense (income)
Interest expense	29,783	78	(14)	—	29,847
Interest income with affiliate	—	(5,770)	—	5,770	—
Interest expense with affiliate	—	—	5,770	(5,770)	—
Foreign exchange (gains) losses and other, net	—	116	(4,447)	—	(4,331)
Total other expense (income)	29,783	(5,576)	1,309	—	25,516
Income before income taxes	163,941	251,614	113,674	(286,707)	242,522
Provision for income tax expense	(10,424)	57,890	20,679	—	68,145
Net income	174,365	193,724	92,995	(286,707)	174,377
Less: Income attributable to noncontrolling interest	—	—	12	—	12
Net income attributable to common stockholders	174,365	193,724	92,983	(286,707)	174,365

Other comprehensive income, net of tax:
Net income	174,365	193,724	92,995	(286,707)	174,377
Change in foreign currency translation, net of tax of $0	(43,694)	(43,694)	(43,694)	87,388	(43,694)
Change in pension liability	(1,110)	(1,110)	(1,110)	2,220	(1,110)
Comprehensive income	129,561	148,920	48,191	(197,099)	129,573
Less: comprehensive (income) loss attributable to noncontrolling interests	—	—	46	—	46
Comprehensive income attributable to common stockholders	$129,561	$148,920	$48,237	$(197,099)	$129,619

Condensed consolidating statements of operations and comprehensive income

	December 31, 2013
	FET (Parent)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
			(in thousands)
Net sales	$—	$1,142,000	$510,460	$(127,649)	$1,524,811
Cost of sales	—	804,413	370,517	(125,344)	1,049,586
Gross profit	—	337,587	139,943	(2,305)	475,225
Operating expenses
Selling, general and administrative expenses	—	211,863	57,806	—	269,669
Other operating expense	—	2,821	493	—	3,314
Total operating expenses	—	214,684	58,299	—	272,983
Earnings from equity investment	—	7,312	—	—	7,312
Equity earnings from affiliate, net of tax	142,799	53,520	—	(196,319)	—
Operating income	142,799	183,735	81,644	(198,624)	209,554
Other expense (income)
Interest expense	18,251	101	18	—	18,370
Interest income with affiliate	—	(3,987)	—	3,987	—
Interest expense with affiliate	—	—	3,987	(3,987)	—
Foreign exchange (gains) losses and other, net	—	(624)	3,577	—	2,953
Deferred loan costs written off	2,149	—	—	—	2,149
Total other expense (income)	20,400	(4,510)	7,582	—	23,472
Income before income taxes	122,399	188,245	74,062	(198,624)	186,082
Provision for income tax expense	(7,140)	45,446	18,172	—	56,478
Net income	129,539	142,799	55,890	(198,624)	129,604
Less: Income attributable to noncontrolling interest	—	—	65	—	65
Net income attributable to common stockholders	129,539	142,799	55,825	(198,624)	129,539

Other comprehensive income, net of tax:
Net income	129,539	142,799	55,890	(198,624)	129,604
Change in foreign currency translation, net of tax of $0	7,525	7,525	7,525	(15,050)	7,525
Change in pension liability	223	223	223	(446)	223
Comprehensive income	137,287	150,547	63,638	(214,120)	137,352
Less: comprehensive (income) loss attributable to noncontrolling interests	—	—	72	—	72
Comprehensive income attributable to common stockholders	$137,287	$150,547	$63,710	$(214,120)	$137,424

Condensed consolidating balance sheets

	December 31, 2015
	FET (Parent)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
			(in thousands)
Assets
Current assets
Cash and cash equivalents	$—	$36,884	$72,365	$—	$109,249
Accounts receivable—trade, net	—	85,537	53,060	—	138,597
Inventories	—	318,360	115,165	(9,404)	424,121
Cost and profits in excess of billings	—	6,477	5,532	—	12,009
Other current assets	—	25,447	8,389	—	33,836
Total current assets	—	472,705	254,511	(9,404)	717,812
Property and equipment, net of accumulated depreciation	—	153,995	32,672	—	186,667
Deferred financing costs, net	4,125	—	—	—	4,125
Deferred income taxes, net	—	—	780	—	780
Intangibles	—	186,234	60,416	—	246,650
Goodwill	—	481,374	187,662	—	669,036
Investment in unconsolidated subsidiary	—	57,719	—	—	57,719
Investment in affiliates	1,188,707	514,893	—	(1,703,600)	—
Long-term loan and advances to affiliates	467,184	—	60,221	(527,405)	—
Other long-term assets	—	2,549	704	—	3,253
Total assets	$1,660,016	$1,869,469	$596,966	$(2,240,409)	$1,886,042
Liabilities and equity
Current liabilities
Current portion of long-term debt	$—	$243	$10	$—	$253
Accounts payable—trade	—	57,529	19,294	—	76,823
Accrued liabilities	7,027	40,874	10,662	—	58,563
Deferred revenue	—	1,334	5,949	—	7,283
Billings in excess of costs and profits recognized	—	1,872	6,759	—	8,631
Total current liabilities	7,027	101,852	42,674	—	151,553
Long-term debt, net of current portion	395,970	34	12	—	396,016
Long-term loans and payables to affiliates	—	527,406	—	(527,406)	—
Deferred income taxes, net	—	36,937	14,163	—	51,100
Other long-term liabilities	—	14,533	15,423	—	29,956
Total liabilities	402,997	680,762	72,272	(527,406)	628,625

Total stockholder's equity	1,257,019	1,188,707	524,297	(1,713,003)	1,257,020
Noncontrolling interest in subsidiary	—	—	397	—	397
Equity	1,257,019	1,188,707	524,694	(1,713,003)	1,257,417
Total liabilities and equity	$1,660,016	$1,869,469	$596,966	$(2,240,409)	$1,886,042

Condensed consolidating balance sheets

	December 31, 2014
	FET (Parent)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
			(in thousands)
Assets
Current assets
Cash and cash equivalents	$5,551	$4,006	$67,022	$—	$76,579
Accounts receivable—trade, net	—	194,964	92,081	—	287,045
Inventories	—	343,902	125,594	(7,981)	461,515
Cost and profits in excess of billings	—	4,871	9,775	—	14,646
Other current assets	—	38,920	16,454	—	55,374
Total current assets	5,551	586,663	310,926	(7,981)	895,159
Property and equipment, net of accumulated depreciation	—	153,016	36,958	—	189,974
Deferred financing costs, net	5,581	—	—	—	5,581
Intangibles	—	198,819	72,920	—	271,739
Goodwill	—	522,898	275,583	—	798,481
Investment in unconsolidated subsidiary	—	49,675	—	—	49,675
Investment in affiliates	1,333,701	590,421	—	(1,924,122)	—
Long-term advances to affiliates	483,534	—	22,531	(506,065)	—
Other long-term assets	—	2,760	733	—	3,493
Total assets	$1,828,367	$2,104,252	$719,651	$(2,438,168)	$2,214,102
Liabilities and equity
Current liabilities
Current portion of long-term debt	$—	$828	$12	$—	$840
Accounts payable—trade	—	85,179	42,578	—	127,757
Accrued liabilities	12,733	84,824	29,333	—	126,890
Deferred revenue	—	3,783	7,136	—	10,919
Billings in excess of cost and profit recognized	—	1,189	14,596	—	$15,785
Total current liabilities	12,733	175,803	93,655	—	282,191
Long-term debt, net of current portion	420,275	183	26	—	420,484
Long-term payables to affiliates	—	506,065	—	(506,065)	—
Deferred income tax, net	$—	$77,311	$20,877	$—	98,188
Other long-term liabilities	—	11,189	6,129	—	17,318
Total liabilities	433,008	770,551	120,687	(506,065)	818,181

Total stockholder's equity	1,395,359	1,333,701	598,399	(1,932,103)	1,395,356
Noncontrolling interest in subsidiary	—	—	565	—	565
Equity	1,395,359	1,333,701	598,964	(1,932,103)	1,395,921
Total liabilities and equity	$1,828,367	$2,104,252	$719,651	$(2,438,168)	$2,214,102

Condensed consolidating statements of cash flows

	Year ended December 31, 2015
	FET (Parent)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
			(in thousands)
Cash flows from (used in) operating activities	$(17,306)	$112,629	$60,590	$—	$155,913
Cash flows from investing activities
Acquisition of businesses, net of cash acquired	—	(60,836)	—	—	(60,836)
Investment in unconsolidated subsidiary	—	—	—	—	—
Capital expenditures for property and equipment	—	(23,035)	(9,256)	—	(32,291)
Long-term loans and advances to affiliates	38,019	41,755	—	(79,774)	—
Other	—	1,057	764	—	1,821
Net cash provided by (used in) investing activities	38,019	(41,059)	(8,492)	(79,774)	(91,306)
Cash flows from financing activities
Borrowings under Credit Facility due to acquisitions	—	—	—	—	—
Borrowings under Credit Facility	94,984	—	—	—	94,984
Issuance of Senior Notes	—	—	—	—	—
Repayment of long-term debt	(120,077)	—	—	—	(120,077)
Long-term loans and advances to affiliates	—	(38,019)	(41,755)	79,774	—
Repurchases of stock	(6,438)	—	—	—	(6,438)
Proceeds from stock issuance	5,275	—	—	—	5,275
Other	(8)	(673)	—	—	(681)
Net cash provided by (used in) financing activities	(26,264)	(38,692)	(41,755)	79,774	(26,937)
Effect of exchange rate changes on cash	—	—	(5,000)	—	(5,000)
Net increase (decrease) in cash and cash equivalents	(5,551)	32,878	5,343	—	32,670
Cash and cash equivalents
Beginning of period	5,551	4,006	67,022	—	76,579
End of period	$—	$36,884	$72,365	$—	$109,249

Condensed consolidating statements of cash flows

	Year ended December 31, 2014
	FET (Parent)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
			(in thousands)
Cash flows from (used in) operating activities	$(16,796)	$175,700	$111,062	$—	$269,966
Cash flows from investing activities
Acquisition of businesses, net of cash acquired	—	—	(38,289)	—	(38,289)
Investment in unconsolidated subsidiary	—	—	—	—	—
Capital expenditures for property and equipment	—	(42,334)	(11,458)	—	(53,792)
Long-term loans and advances to affiliates	191,290	34,010	—	(225,300)	—
Other	—	20,862	528	—	21,390
Net cash provided by (used in) investing activities	191,290	12,538	(49,219)	(225,300)	(70,691)
Cash flows from financing activities
Borrowings under Credit Facility	15,000	423	—	—	15,423
Repayment of long-term debt	(98,406)	124	(133)	—	(98,415)
Long-term loans and advances to affiliates	—	(191,290)	(34,010)	225,300	—
Repurchases of stock	(96,632)	—	—	—	(96,632)
Proceeds from stock issuance	11,101	—	—	—	11,101
Other	(6)	6,511	—	—	6,505
Net cash provided by (used in) financing activities	(168,943)	(184,232)	(34,143)	225,300	(162,018)
Effect of exchange rate changes on cash	—	—	(260)	—	(260)
Net increase (decrease) in cash and cash equivalents	5,551	4,006	27,440	—	36,997
Cash and cash equivalents
Beginning of period	—	—	39,582	—	39,582
End of period	$5,551	$4,006	$67,022	$—	$76,579

Condensed consolidating statements of cash flows

	Year ended December 31, 2013
	FET (Parent)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
			(in thousands)
Cash flows from (used in) operating activities	$(3,683)	$157,198	$57,878	$—	$211,393
Cash flows from investing activities
Acquisition of businesses, net of cash acquired	—	(54,389)	(127,329)	—	(181,718)
Investment in unconsolidated subsidiary	—	(48,013)	—	—	(48,013)
Capital expenditures for property and equipment	—	(48,270)	(11,993)	—	(60,263)
Long-term loans and advances to affiliates	(77,933)	(97,316)	—	175,249	—
Other	—	392	572	—	964
Net cash provided by (used in) investing activities	(77,933)	(247,596)	(138,750)	175,249	(289,030)
Cash flows from financing activities
Borrowings under Credit Facility due to acquisitions	—	54,389	127,329	—	181,718
Borrowings under Credit Facility	402,748	(52,184)	(127,329)	—	223,235
Issuance of Senior Notes	403,250	—	—	—	403,250
Repayment of long-term debt	(713,521)	(1,639)	29	—	(715,131)
Long-term loans and advances to affiliates	—	86,897	88,352	(175,249)	—
Deferred financing costs	(12,003)	—	—	—	(12,003)
Payment of contingent consideration	—	(11,435)	—	—	(11,435)
Other	1,142	6,278	—	—	7,420
Net cash provided by (used in) financing activities	81,616	82,306	88,381	(175,249)	77,054
Effect of exchange rate changes on cash	—	—	(898)	—	(898)
Net increase (decrease) in cash and cash equivalents	—	(8,092)	6,611	—	(1,481)
Cash and cash equivalents
Beginning of period	—	8,092	32,971	—	41,063
End of period	$—	$—	$39,582	$—	$39,582